LEASES - Maturity analysis of leases liabilities (Details) - USD ($) $ in Thousands	Feb. 29, 2020	Mar. 01, 2019
Lessee, Operating Lease, Liability, Payment, Due
February 2021	$ 313,953
February 2022	329,556
February 2023	276,063
February 2024	210,742
February 2025	144,840
Thereafter	168,232
Total	1,443,386
Less: Imputed interest	(188,507)
Present value of operating lease liabilities	$ 1,254,879	$ 1,026,728
Operating Lease, Liability, Statement of Financial Position [Extensible List]	us-gaap:OperatingLeaseLiabilityCurrent us-gaap:OperatingLeaseLiabilityNoncurrent
Lease not yet commenced , contract value	$ 39,944